OPERATING LEASE - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Operating lease commitments
The remaining months of 2021	¥ 6,000
2022	12,000
2023	12,580
2024	13,578
2025	6,999
Total operating lease payments	51,157
Less: imputed interest	(5,135)
Total operating lease liabilities	¥ 46,022	¥ 34,707